UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 47.9%

		Principal
Security		Amount	U.S. $ Value

Australia — 0.5%

Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$117,377
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	84,048

Total Australia (identified cost $208,501)			$201,425

Belgium — 2.6%

Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$293,755
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	291,786
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	436,647

Total Belgium (identified cost $1,050,884)			$1,022,188

Brazil — 0.3%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	249,312	$108,508

Total Brazil (identified cost $123,565)			$108,508

Canada — 3.0%

Canada Housing Trust, 3.60%, 6/15/13	CAD	881,000	$780,224
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	416,446

Total Canada (identified cost $1,277,539)			$1,196,670

Colombia — 0.2%

Republic of Colombia, 7.375%, 3/18/19	USD	90,000	$95,049

Total Colombia (identified cost $89,991)			$95,049

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	40,461,478	$32,420
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	4,668,816	3,955

Total Costa Rica (identified cost $47,086)			$36,375

Czech Republic — 2.9%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,167,318

Total Czech Republic (identified cost $1,513,084)			$1,167,318

Denmark — 1.7%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$39,831
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	185,790
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	181,507
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	266,642

Total Denmark (identified cost $664,154)			$673,770

France — 9.5%

Government of France, 3.75%, 4/25/17	EUR	420,000	$570,300
Government of France, 4.00%, 10/25/13	EUR	905,000	1,271,318
Government of France, 4.00%, 4/25/14	EUR	570,000	799,831
Government of France, 5.50%, 4/25/29	EUR	745,000	1,156,378

Total France (identified cost $3,831,889)			$3,797,827

Georgia — 1.0%

Republic of Georgia, 7.50%, 4/15/13	USD	515,000	$391,142

Total Georgia (identified cost $391,130)			$391,142

Germany — 11.8%

Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,096,000	$1,537,464
Bundesrepub Deutschland, 5.00%, 1/4/12	EUR	1,360,000	1,954,394
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,242,022

Total Germany (identified cost $4,584,941)			$4,733,880

Ghana — 0.2%

Ghana Government Bond, 13.69%, 3/15/10(4)	GHS	140,000	$90,938

Total Ghana (identified cost $145,354)			$90,938

Indonesia — 0.6%

Republic of Indonesia, 11.625%, 3/4/19	USD	200,000	$240,000

Total Indonesia (identified cost $209,192)			$240,000

Ivory Coast — 0.0%

Ivory Coast, 4.00%, 3/31/28(5)	USD	45,000	$16,865

Total Ivory Coast (identified cost $16,184)			$16,865

See notes to financial statements

International Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
Security		Amount	U.S. $ Value

Macedonia — 0.5%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$195,928

Total Macedonia (identified cost $158,261)			$195,928

Netherlands — 3.5%

Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$311,364
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	476,970
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	292,531
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	305,193

Total Netherlands (identified cost $1,407,401)			$1,386,058

Peru — 0.2%

Republic of Peru, 7.125%, 3/30/19	USD	60,000	$65,100

Total Peru (identified cost $59,702)			$65,100

Republic of Korea — 0.3%

Republic of Korea, 7.125%, 4/16/19	USD	100,000	$102,505

Total Republic of Korea (identified cost $99,055)			$102,505

Sweden — 1.9%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$717,173
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	58,987

Total Sweden (identified cost $866,694)			$776,160

Turkey — 1.9%

Republic of Turkey, 10.00%, 2/15/12(6)	TRY	508,305	$320,536
Republic of Turkey, 12.00%, 8/14/13(7)	TRY	645,715	434,831

Total Turkey (identified cost $668,777)			$755,367

United Arab Emirates — 0.3%

Emirate of Abu Dhabi, 6.75%, 4/8/19(8)	USD	100,000	$101,911

Total United Arab Emirates (identified cost $99,245)			$101,911

United Kingdom — 4.9%

United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	$528,688
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	462,655
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	514,692
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	445,201

Total United Kingdom (identified cost $2,466,939)			$1,951,236

Total Foreign Government Bonds (identified cost $19,979,568)			$19,106,220

Foreign Corporate Bonds — 0.3%

		Principal
Security		Amount	U.S. $ Value

Kazakhstan — 0.3%

Kazkommerts International, 7.875%, 4/7/14	USD	200,000	$115,000

Total Foreign Corporate Bonds — 0.3%
(identified cost $163,390)			$115,000

Mortgage-Backed Securities — 47.5%

		Principal
Security		Amount	U.S. $ Value

Collateralized Mortgage Obligations — 4.6%

Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$805,853	$844,833
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		927,193	1,019,186

Total Collateralized Mortgage Obligations
(identified cost $1,807,402)			$1,864,019

Mortgage Pass-Throughs — 42.9%

Federal Home Loan Mortgage Corp.
6.00% with maturity at 2016		$1,729,524	$1,819,377

			$1,819,377

See notes to financial statements

International Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
Security	Amount	U.S. $ Value

Mortgage Pass-Throughs (continued)

Federal National Mortgage Association:
3.705% with maturity at 2035(9)	$2,068,512	$2,095,506
4.797% with maturity at 2035(9)	2,406,110	2,476,790
6.00% with maturity at 2019(10)	402,173	421,511
6.50% with maturity at 2017	860,473	895,836
7.00% with various maturities to 2033	3,000,000	3,265,032
8.50% with maturity at 2032	954,588	1,088,333

		$10,243,008

Government National Mortgage Association:
7.00% with maturity at 2026	$1,106,284	$1,219,627
8.00% with maturity at 2016	1,617,309	1,713,213
9.00% with various maturities to 2024	1,858,175	2,137,505

		$5,070,345

Total Mortgage Pass-Throughs
(identified cost $16,850,351)		$17,132,730

Total Mortgage-Backed Securities
(identified cost $18,657,753)		$18,996,749

Currency Options Purchased — 0.3%

	Principal Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value

Japanese Yen Put Option	JPY	910,000	107.75	4/6/10	$101,037

Total Currency Options Purchased (identified cost $163,800)					$101,037

Short-Term Investments — 7.6%

Foreign Government Securities — 0.1%
		Principal
Security		Amount	U.S. $ Value

Iceland — 0.1%

Republic of Iceland, 0.00%, 5/15/09	ISK	983,000	$5,759
Republic of Iceland, 0.00%, 6/15/09	ISK	575,000	3,339
Republic of Iceland, 7.00%, 3/17/10	ISK	1,965,000	11,313
Republic of Iceland, 8.50%, 6/12/09	ISK	2,973,000	17,404

Total Iceland (identified cost $40,668)			$37,815

Other Securities — 7.5%

		Interest
Description		(000’s omitted)	U.S. $ Value

Cash Management Portfolio, 0.13%(11)		$3,014	$3,014,482

Total Other Securities
(identified cost $3,014,482)			$3,014,482

Total Short-Term Investments
(identified cost $3,055,150)			$3,052,297

Total Investments — 103.6%
(identified cost $42,019,661)			$41,371,303

Currency Options Written — (0.4)%

	Principal Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value

Japanese Yen Call Option	JPY	1,335,000	76.40	4/6/10	$(158,251)

Total Currency Options Written (Premiums received $152,300)					$(158,251)

Other Assets, Less Liabilities — (3.2)%					$(1,263,680)

Net Assets — 100.0%					$39,949,372

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CRC - Costa Rican Colon

DKK - Danish Krone

EUR - Euro

GBP - British Pound Sterling

GHS - Ghanaian Cedi

ISK - Icelandic Krona

JPY - Japanese Yen

SEK - Swedish Krona

TRY - New Turkish Lira

USD - United States Dollar

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and current face is BRL 249,312.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and current face is CRC 40,461,478.

See notes to financial statements

International Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and current face is CRC 4,668,816.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(6)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 01/07. The original face is TRY 426,000 and current face is TRY 508,305.

(7)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 08/08. The original face is TRY 623,000 and current face is TRY 645,715.

(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $101,911 or 0.3% of the Portfolio’s net assets.

(9)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2009.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

International Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $39,005,179)	$38,356,821
Affiliated investment, at value (identified cost, $3,014,482)	3,014,482
Foreign currency, at value (identified cost, $192,545)	193,747
Receivable for investments sold	57,650
Interest receivable	389,636
Interest receivable from affiliated investment	444
Receivable for daily variation margin on open financial futures contracts	172,300
Receivable for open forward foreign currency exchange contracts	74,845
Receivable for closed forward foreign currency exchange contracts	30,662
Receivable for open swap contracts	478,520
Receivable for closed swap contracts	8,784
Receivable for closed options	11,929

Total assets	$42,789,820

Liabilities

Written options outstanding, at value (premiums received, $152,300)	$158,251
Payable for investments purchased	1,985,905
Payable for open forward foreign currency exchange contracts	325,457
Payable for open swap contracts	313,596
Payable for closed forward foreign currency exchange contracts	18,791
Payable to affiliate for investment adviser fee	18,428
Payable to affiliate for Trustees’ fees	192
Accrued expenses	19,828

Total liabilities	$2,840,448

Net Assets applicable to investors’ interest in Portfolio	$39,949,372

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$40,679,548
Net unrealized depreciation (computed on the basis of identified cost)	(730,176)

Total	$39,949,372

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest (net of foreign taxes, $2,903)	$815,489
Interest income allocated from affiliated investment	33,576
Expenses allocated from affiliated investment	(18,048)

Total investment income	$831,017

Expenses

Investment adviser fee	$101,166
Trustees’ fees and expenses	1,222
Custodian fee	23,368
Legal and accounting services	21,261
Miscellaneous	841

Total expenses	$147,858

Net investment income	$683,159

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(529,773)
Financial futures contracts	339,253
Written options	117,803
Swap contracts	(52,312)
Foreign currency and forward foreign currency exchange contract transactions	(349,933)

Net realized loss	$(474,962)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,830,963
Financial futures contracts	30,367
Written options	65,473
Swap contracts	(29,952)
Foreign currency and forward foreign currency exchange contracts	(107,503)

Net change in unrealized appreciation (depreciation)	$1,789,348

Net realized and unrealized gain	$1,314,386

Net increase in net assets from operations	$1,997,545

See notes to financial statements

International Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$683,159	$1,324,768
Net realized gain (loss) from investment transactions, financial futures contracts, written options, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(474,962)	1,977,688
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, written options, swap contracts, foreign currency and forward foreign currency exchange contracts	1,789,348	(3,998,350)

Net increase (decrease) in net assets from operations	$1,997,545	$(695,894)

Capital transactions —
Contributions	$9,551,022	$17,567,573
Withdrawals	(5,353,874)	(6,696,831)

Net increase in net assets from capital transactions	$4,197,148	$10,870,742

Net increase in net assets	$6,194,693	$10,174,848

Net Assets

At beginning of period	$33,754,679	$23,579,831

At end of period	$39,949,372	$33,754,679

See notes to financial statements

International Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended
	April 30, 2009		Year Ended	Period Ended
	(Unaudited)		October 31, 2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.87	%(3)	1.01%	1.35	%(3)
Net investment income	3.60	%(3)	4.01%	3.75	%(3)
Portfolio Turnover	16	%(4)	14%	2	%(4)

Total Return	6.45	%(4)	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$39,949		$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

International Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance International Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 12.9%, 8.8% and 78.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued based on broker quotations, when available and deemed reliable. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Interest rate swaps are normally valued using valuations provided by pricing vendors. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the securities value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

O  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $118,442 of which $17,276 was allocated from Cash Management and $101,166 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns for the six months ended April 30, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$10,801,767
U.S. Government and Agency Securities	4,120,463

$14,922,230

Sales

Investments (non-U.S. Government)	$990,525
U.S. Government and Agency Securities	4,020,425

$5,010,950

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,108,864

Gross unrealized appreciation	$792,104
Gross unrealized depreciation	(1,529,665)

Net unrealized depreciation	$(737,561)

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Depreciation
Settlement Date	Deliver	In Exchange For	(Appreciation)

5/26/09	Canadian Dollar 186,359	United States Dollar 150,578	$(5,607)
5/11/09	Croatia Kuna 249,600	Euro 32,585	(1,384)
5/14/09	Czech Republic Koruna 4,180,000	Euro 155,565	(831)
5/12/09	Euro 1,500,948	United States Dollar 1,988,689	2,832
5/18/09	Euro 148,493	United States Dollar 195,659	(803)
5/22/09	Israeli Shekel 690,000	United States Dollar 162,338	(2,896)
5/07/09	Japanese Yen 628,948,000	United States Dollar 6,400,206	22,717
6/01/09	Japanese Yen 19,400,000	United States Dollar 201,280	4,497
5/07/09	Malaysian Ringgit 300,000	United States Dollar 82,531	(1,732)
5/26/09	Malaysian Ringgit 790,000	United States Dollar 216,545	$(5,181)
5/22/09	Philippine Peso 9,500,000	United States Dollar 194,988	(1,049)
5/29/09	Singapore Dollar 300,000	United States Dollar 199,840	(2,778)
5/07/09	South African Rand 1,607,881	United States Dollar 176,496	(13,307)
5/18/09	South African Rand 3,972,582	United States Dollar 462,493	(5,297)
5/11/09	Swedish Krona 4,110,000	United States Dollar 502,961	(7,954)
5/26/09	Taiwan Dollar 6,010,000	United States Dollar 173,009	(9,812)
6/12/09	Taiwan Dollar 8,140,000	United States Dollar 237,730	(10,766)
6/30/09	Taiwan Dollar 6,000,000	United States Dollar 178,153	(5,323)
5/11/09	Thai Baht 1,740,000	United States Dollar 48,890	(410)
5/19/09	Thai Baht 8,860,000	United States Dollar 249,528	(1,402)

			$(46,486)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

6/02/09	Brazilian Real 590,831	United States Dollar 265,697	$2,135
5/20/09	British Pound Sterling 800,000	Euro 906,244	(15,530)
5/29/09	British Pound Sterling 102,339	United States Dollar 150,230	1,161
6/08/09	Chilean Peso 44,870,000	United States Dollar 77,455	(383)
5/19/09	Colombian Peso 273,125,859	United States Dollar 118,854	152
5/04/09	Euro 1,500,948	United States Dollar 1,988,756	(2,852)
5/12/09	Euro 6,169,807	United States Dollar 8,173,883	(10,807)
5/29/09	Euro 469,311	United States Dollar 611,884	9,011
5/07/09	Japanese Yen 628,948,000	United States Dollar 6,410,340	(32,851)

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/14/09	Japanese Yen 853,434,260	United States Dollar 8,820,183	$(165,576)
5/21/09	Japanese Yen 545,128,000	United States Dollar 5,549,563	(20,926)
5/07/09	New Turkish Lira 186,385	United States Dollar 111,708	4,587
5/18/09	Norwegian Krone 1,330,000	United States Dollar 197,002	5,469
5/27/09	Norwegian Krone 1,240,000	United States Dollar 185,659	3,040
5/12/09	Polish Zloty 2,190,130	Euro 487,943	9,012
6/01/09	South Korean Won 271,000,000	United States Dollar 201,173	10,232

			$(204,126)

At April 30, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $30,662 and a payable of $18,791.

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

6/09	6 Euro-Bobl	Long	$531,885	$525,947	$(5,938)

6/09	7 Euro-Bund	Long	656,066	648,258	(7,808)

6/09	6 Euro-Buxl	Long	441,965	445,318	3,353

6/09	15 Euro-Schatz	Long	1,232,503	1,225,021	(7,482)

9/10	21 90 Day Sterling	Long	1,678,845	1,733,439	54,594

6/09	4 Mexico Bolsa Index	Short	(52,201)	(63,984)	(11,783)

6/09	12 U.K. Gilt	Long	979,369	978,267	(1,102)

6/09	2 U.S. 10 yr Treasury Note	Short	(246,259)	(241,875)	4,384

					$28,218

Descriptions of the underlying instruments to Futures Contracts:

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany, with a remaining term to maturity of 24 to 35 years.

•	Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a remaining term to maturity of 1 3/4 to 2 1/4 years.

•	U.K. Gilt: Gilt issues having maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

•	90 Day Sterling: Three month Sterling interest rate futures traded on LIFFE London.

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market	Net
		Amount*	Annual		Annual	Unrealized
Reference		(000’s	Fixed	Termination	Fixed	Depreciation
Entity	Counterparty	omitted)	Rate**	Date	Rate***	(Appreciation)

Brazil	JPMorgan Chase Bank	$200	5.25%	11/20/09	1.38%	$9,739

Iceland	Barclays Bank PLC	100	1.88	3/20/18	7.62	(29,758)

Iceland	JPMorgan Chase Bank	100	1.70	3/20/18	7.62	(30,719)

Iceland	JPMorgan Chase Bank	300	1.75	3/20/18	7.62	(91,356)

Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	7.62	(29,651)

Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	7.05	(31,856)

Iceland	JPMorgan Chase Bank.	100	2.45	3/20/23	7.05	(29,547)

Kazakhstan	Citigroup Global Markets	100	8.00	10/20/09	5.94	1,911

Kazakhstan	Barclays Bank PLC	200	9.75	11/20/09	5.94	16,157

Peru	Citigroup Global Markets	200	2.00	9/20/11	2.26	(745)

Peru	Citigroup Global Markets	100	2.90	10/20/13	2.73	773

						$(215,052)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%	12/20/13	$6,694

Austria	Barclays Bank PLC	100	1.42	3/20/14	(980)

Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	403,310

Kazakhstan	Barclays Bank PLC	200	2.43	9/20/13	28,599

Malaysia	Barclays Bank PLC	200	2.40	3/20/14	(6,908)

Malaysia	Citigroup Global Markets	200	2.45	3/20/14	(7,362)

Turkey	Barclays Bank PLC	540	2.12	1/20/13	11,337

					$434,690

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,600,000.

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

					Net
	Notional	Expiration	Portfolio	Portfolio	Unrealized
Counterparty	Amount	Date	Pays	Receives	Depreciation

JPMorgan Chase Bank	$68,042	7/23/09	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(5,249)

					$(5,249)

Cross-Currency Swaps

	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate				Net
	(Currency	(Currency	Floating	Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation

Citigroup Global Markets	TRY 99,705	USD 61,699	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(3,266)

Citigroup Global Markets	TRY 224,285	USD 135,274	3-month USD-LIBOR-BBA	12.10	2/15/12	(11,213)

Citigroup Global Markets	TRY 318,742	USD 189,727	3-month USD-LIBOR-BBA	12.46	8/14/13	(22,191)

Credit Suisse	TRY 166,085	USD 95,948	3-month USD-LIBOR-BBA	12.45	2/15/12	(12,795)

						$(49,465)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be re-exchanged for the notional amount of the currency delivered.

Written call options activity for the six months ended April 30, 2009 was as follows:

	Principals
	Amount of Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	JPY 1,099,073	$117,803
Options written	1,335,000	152,300
Option expired	(1,099,073)	(117,803)

Outstanding, end of period	JPY 1,335,000	$152,300

JPY - Japanese Yen

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as

International Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$3,014,482	$28,218
Level 2	Other Significant Observable Inputs	38,265,883	(243,939)
Level 3	Significant Unobservable Inputs	90,938	—

Total		$41,371,303	$(215,721)

*	Other financial instruments are futures, forwards and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument and written options.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$211,938
Realized gains (losses)	(15,668)
Change in net unrealized appreciation (depreciation)*	(14,640)
Net purchases (sales)	(90,540)
Accrued discount (premium)	(152)
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$90,938

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*:	$(19,185)

*	Amount is included in the related amount on investments in the Statement of Operations.

9   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund, including recent changes to such personnel. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES

Eaton Vance International Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES CONT’D

International Income Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of
International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance International Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3042-6/09	INTLISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: June 16, 2009

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: June 16, 2009